Portfolio of Investments (unaudited)
As of December 31, 2024
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—6.4%
Biotechnology—3.6%
Abcuro, Inc. Series B	232,252	$ 1,274,994
Arbor Biotechnologies, Inc. Series B, 8.00%	38,624	640,000
Arbor Biotechnologies, Inc. Series C, 8.00%	389,294	1,599,998
Arkuda Therapeutics, Inc. Series A, 6.00%	1,008,829	101
Arkuda Therapeutics, Inc. Series B, 6.00%	447,566	520,385
Flamingo Therapeutics, Inc. Series A3	107,120	522,034
Glycomine, Inc. Series C	1,133,333	680,000
Hotspot Therapeutics, Inc. Series B, 6.00%	1,291,668	2,672,074
Hotspot Therapeutics, Inc. Series C, 6.00%	284,119	827,894
Incendia Therapeutics, Inc. Series A	832,650	1,599,995
Priothera Co. Ltd. Series A, 6.00%	152,534	16
Quell Therapeutics Ltd. Series B	731,121	1,520,000
Recode Therapeutics, Inc. Series B, 5.00%	155,959	1,440,001
Seismic Therapeutics, Inc. Series B	282,340	1,274,991
Third Arc Bio, Inc., 8.00%	403,954	850,000
		15,422,483
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	421,634	42
Pharmaceuticals—2.8%
Biotheryx, Inc. Series E, 8.00%	609,524	333,653
Curasen Therapeutics, Inc. Series A Prime(d)	9,049,182	4,339,083
Curasen Therapeutics, Inc. Series B(d)	713,482	342,115
Endeavor Biomedicines, Inc. Series B, 8.00%	296,855	1,936,860
Endeavor Biomedicines, Inc. Series C	54,815	357,646
Engrail Therapeutics, Inc. Series B	2,124,646	2,250,000
HiberCell, Inc. Series B	1,305,163	400,424
HiberCell, Inc. Series C	719,652	333,631
Qlaris Bio, Inc. Series B	1,974,522	1,550,000
		11,843,412
Total Convertible Preferred Stocks		27,265,937
Convertible Notes(a),(b),(c)—0.3%
Biotechnology—0.3%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	$323,870	323,870
Incendia Therapeutics, Inc., 8.00%, 04/18/25	738,460	738,460
		1,062,330
Pharmaceuticals—0.0%
HiberCell, Inc., 10.00%, 12/31/25	206,589	206,589
Total Convertible Notes		1,268,919
Common Stocks—89.3%
Biotechnology—73.9%
89bio, Inc.(b)	163,206	1,276,271
Abeona Therapeutics, Inc.(b)	224,356	1,249,663
Affimed NV(b)	20,862	24,826
Akero Therapeutics, Inc.(b)	111,052	3,089,467
Alkermes PLC(b)	94,267	2,711,119
Allogene Therapeutics, Inc.(b)	364,382	776,134
Alnylam Pharmaceuticals, Inc.(b)	56,699	13,341,842
ALX Oncology Holdings, Inc.(b)	66,211	110,572
Amgen, Inc.	105,505	27,498,823
Arcutis Biotherapeutics, Inc.(b)	160,684	2,238,328
Ardelyx, Inc.(b)	441,923	2,240,550
Argenx SE, ADR(b)	17,285	10,630,275
Arrowhead Pharmaceuticals, Inc.(b)	200,279	3,765,245
Ascendis Pharma AS, ADR(b)	60,764	8,365,380
	Shares or Principal Amount	Value

Avidity Biosciences, Inc.(b)	44,912	$ 1,306,041
BeiGene Ltd., ADR(b)	9,384	1,733,319
Biogen, Inc.(b)	90,413	13,825,956
BioMarin Pharmaceutical, Inc.(b)	182,235	11,978,307
BioNTech SE, ADR(b)	101,845	11,605,238
Cargo Therapeutics, Inc.(b)	41,124	593,008
Caribou Biosciences, Inc.(b)	181,487	288,564
Chinook Therapeutics, Inc. CVR(a),(b),(c)	59,063	133,482
Corbus Pharmaceuticals Holdings, Inc.(b)	26,894	317,349
Crinetics Pharmaceuticals, Inc.(b)	43,389	2,218,480
Cytokinetics, Inc.(b)	110,523	5,199,002
Denali Therapeutics, Inc.(b)	177,523	3,617,919
Dyne Therapeutics, Inc.(b)	25,803	607,919
Galera Therapeutics, Inc.(b)	125,773	5,760
Geron Corp.(b)	815,378	2,886,438
Gilead Sciences, Inc.	310,632	28,693,078
GRAIL, Inc.(b)	30,310	541,034
Halozyme Therapeutics, Inc.(b)	46,094	2,203,754
Ideaya Biosciences, Inc.(b)	114,448	2,941,314
I-Mab, ADR(b)	26,109	22,193
Immatics NV(b)	150,143	1,067,517
Immunovant, Inc.(b)	177,135	4,387,634
Inozyme Pharma, Inc.(b)	170,522	472,346
Insmed, Inc.(b)	111,325	7,685,878
Ionis Pharmaceuticals, Inc.(b)	114,889	4,016,519
Iovance Biotherapeutics, Inc.(b)	131,800	975,320
Janux Therapeutics, Inc.(b)	22,728	1,216,857
Krystal Biotech, Inc.(b)	18,573	2,909,646
Merus NV(b)	31,049	1,305,610
Moderna, Inc.(b)	102,939	4,280,204
Mural Oncology PLC(b)	14,952	48,145
Natera, Inc.(b)	6,435	1,018,661
Neurocrine Biosciences, Inc.(b)	52,899	7,220,713
Nkarta, Inc.(b)	28,988	72,180
Novavax, Inc.(b)	26,612	213,960
Nuvalent, Inc., Class A(b)	27,497	2,152,465
Oruka Therapeutics, Inc.	2,705	52,450
Praxis Precision Medicines, Inc.(b)	1,572	120,981
Pyxis Oncology, Inc.(b)	286,408	446,796
Rallybio Corp.(b)	377,375	362,280
Regeneron Pharmaceuticals, Inc.(b)	37,651	26,819,937
Rhythm Pharmaceuticals, Inc.(b)	28,597	1,600,860
Sarepta Therapeutics, Inc.(b)	102,816	12,501,397
Scholar Rock Holding Corp.(b)	49,594	2,143,453
Summit Therapeutics, Inc.(b)	438,143	7,818,662
Syndax Pharmaceuticals, Inc.(b)	99,340	1,313,275
Tenaya Therapeutics, Inc.(b)	600,700	859,001
Travere Therapeutics, Inc.(b)	124,167	2,162,989
TScan Therapeutics, Inc.(b)	391,059	1,188,819
Ultragenyx Pharmaceutical, Inc.(b)	101,398	4,265,814
uniQure NV(b)	398,316	7,034,261
Vaxcyte, Inc.(b)	75,815	6,206,216
Vertex Pharmaceuticals, Inc.(b)	60,472	24,352,074
Vigil Neuroscience, Inc.(b)	528,472	898,402
Vir Biotechnology, Inc.(b)	119,391	876,330
Xencor, Inc.(b)	97,385	2,237,907
Xenon Pharmaceuticals, Inc.(b)	121,502	4,762,878
		315,105,087

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2024
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Equipment & Supplies—0.0%
Willow Laboratories, Inc.(a),(b),(c)	130,000	$ 13
Health Care Providers & Services—0.6%
Guardant Health, Inc.(b)	86,083	2,629,836
Life Sciences Tools & Services—4.8%
Adaptive Biotechnologies Corp.(b)	373,211	2,237,400
Avantor, Inc.(b)	42,923	904,388
Codexis, Inc.(b)	508,623	2,426,132
Illumina, Inc.(b)	59,915	8,006,441
Medpace Holdings, Inc.(b)	7,343	2,439,565
Personalis, Inc.(b)	297,889	1,721,798
Quanterix Corp.(b)	206,923	2,199,592
Thermo Fisher Scientific, Inc.	908	472,369
		20,407,685
Pharmaceuticals—10.0%
Amylyx Pharmaceuticals, Inc.(b)	527,215	1,992,873
Arvinas, Inc.(b)	78,585	1,506,474
AstraZeneca PLC, ADR	247,570	16,220,786
Axsome Therapeutics, Inc.(b)	31,475	2,663,100
Edgewise Therapeutics, Inc.(b)	76,058	2,030,749
Eli Lilly & Co.	1,980	1,528,560
EyePoint Pharmaceuticals, Inc.(b)	70,281	523,593
Fusion Pharmaceuticals, Inc. CVR(a),(b),(c),(e)	3,256	4,493
Intra-Cellular Therapies, Inc.(b)	81,466	6,804,040
Marinus Pharmaceuticals, Inc.(b)	1,126,127	602,591
Oculis Holding AG(b),(e)	136,813	2,324,453
Spectrum Pharmaceuticals, Inc. CVR(a),(b),(c)	34,880	0
Structure Therapeutics, Inc., ADR(b)	56,009	1,518,964
Tarsus Pharmaceuticals, Inc.(b)	93,650	5,185,401
Tetraphase Pharmaceuticals, Inc. CVR(a),(b),(c)	14,218	284
		42,906,361
Total Common Stocks		381,048,982
Warrants(a),(b),(c)—0.0%
Pharmaceuticals—0.0%
HiberCell, Inc.(expiration date 09/15/28, exercise price $0.46)	719,652	1
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	2,582,362	2
		3
	Shares or Principal Amount	Value
Short-Term Investment—2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(f)	9,627,502	$ 9,627,502
Total Short-Term Investment		9,627,502
Total Investments Before Milestone Interests—98.8% (Cost $399,406,755)		421,610,434
	Interests	Value
Milestone Interests(a),(b),(c)—3.3%
Biotechnology—0.3%
Amphivena Milestone Interest	1	$ 0
Invetx, Inc. Milestone Interest	1	1,355,067
		1,355,067
Pharmaceuticals—3.0%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	732,481
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	11,826,958
		12,559,439
Total Milestone Interests		13,914,506
Total Investments (Cost $402,927,182)—102.1%		435,524,940
Liabilities in Excess of Other Assets (2.1%)		(8,931,818)
Net Assets—100.0%		$426,593,122

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(e)	Foreign security.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of December 31, 2024.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
3

Notes to Portfolio of Investments  (concluded)
December 31, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
4